Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Economic Sectors (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 83,296,098	S/ 86,262,600
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	84,424,385	87,582,895
Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,448,793	3,499,632
Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,716,517	17,629,787
Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	512,884	623,718
Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	64,746,191	65,829,758
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(2,027,855)	(2,064,917)
Accrued interest [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	899,568	744,622
BCRP | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,841,441	12,486,172
BCRP | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,478,704	1,620,151
BCRP | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,362,737	10,866,021
Consumer loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,005,146	12,578,669
Consumer loans [member] | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,005,146	12,578,669
Financial services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	11,295,299	12,394,888
Financial services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,083,648	2,718,146
Financial services | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,694,266	1,798,502
Financial services | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	170,250	267,611
Financial services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,347,135	7,610,629
Mortgage loans | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,316,214	8,593,923
Mortgage loans | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	22,314	35,818
Mortgage loans | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,293,900	8,558,105
Manufacturing | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,618,654	5,941,619
Manufacturing | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	74,303	196,910
Manufacturing | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	559,581	736,926
Manufacturing | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	111,069	100,697
Manufacturing | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,873,701	4,907,086
Commerce | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,587,596	5,329,307
Commerce | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,062	11,754
Commerce | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	170,540	129,666
Commerce | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	0
Commerce | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,412,994	5,187,887
Construction and infrastructure | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,144,963	3,625,267
Construction and infrastructure | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,915	10,785
Construction and infrastructure | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,544,815	2,799,391
Construction and infrastructure | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	36,759	43,180
Construction and infrastructure | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	557,474	771,911
Government of Peru | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,293,205	10,471,251
Government of Peru | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,062,066	7,246,077
Government of Peru | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,231,139	3,225,174
Electricity, gas, water and oil | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,377,594	2,309,464
Electricity, gas, water and oil | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	33,518	57,231
Electricity, gas, water and oil | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,324,234	1,240,807
Electricity, gas, water and oil | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	95,572	91,915
Electricity, gas, water and oil | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	924,270	919,511
Agriculture | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,923,473	1,813,241
Agriculture | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,085	7,824
Agriculture | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	24,768	26,198
Agriculture | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,054	1,857
Agriculture | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,892,566	1,777,362
Leaseholds and real estate activities | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	792,830	831,014
Leaseholds and real estate activities | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	24,162	37,608
Leaseholds and real estate activities | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	156,539	94,320
Leaseholds and real estate activities | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,246	4,580
Leaseholds and real estate activities | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	606,883	694,506
Communications, storage and transportation | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,898,860	2,152,631
Communications, storage and transportation | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	143,394	173,460
Communications, storage and transportation | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	294,171	355,501
Communications, storage and transportation | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	86,224	110,608
Communications, storage and transportation | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,375,071	1,513,062
Mining | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,131,508	1,718,760
Mining | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,917	6,353
Mining | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	899,083	1,030,543
Mining | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,228,508	681,864
Community services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	591,290	281,860
Community services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,027	10,396
Community services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	582,263	271,464
Insurance | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,772	19,811
Insurance | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,345	2,395
Insurance | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,427	17,416
Fishing | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	452,876	443,279
Fishing | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	0
Fishing | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,710	3,270
Fishing | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	448,166	440,009
Foreign governments | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	113,816	86,974
Foreign governments | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	113,816	86,974
Education, health and other services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	386,275	393,614
Education, health and other services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	885	3,968
Education, health and other services | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	91,518	104,545
Education, health and other services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	293,872	285,101
Medicine and biotechnology | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	193,784	306,892
Medicine and biotechnology | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,482	117,396
Medicine and biotechnology | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	0
Medicine and biotechnology | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	190,302	189,496
Professional, scientific and technical activities | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,130,769	4,249,039
Professional, scientific and technical activities | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,482	15,637
Professional, scientific and technical activities | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	196,348	223,841
Professional, scientific and technical activities | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,930,939	4,009,561
Public administration and defense | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	210,911	284,509
Public administration and defense | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	23,472	28,847
Public administration and defense | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	106,068	136,345
Public administration and defense | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	81,371	119,317
Others | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	44,950	100,148
Others | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,782	65,104
Others | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	41,168	35,044
Commercial and micro-business loans | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,065,159	1,170,563
Commercial and micro-business loans | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 1,065,159	S/ 1,170,563